Note 3. Summary of Significant Accounting Policies: Net Earnings (loss) Per Common Share (Details)	12 Months Ended
Dec. 31, 2017 shares
Convertible Debt Securities
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,055,555